REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about revenue and other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Royalty revenue	$ 6,913	$ 2,985
Interest income	1,773	1,002
Option and other property income	9,591	3,476
Dividend Income	0	63
Revenue and other income	$ 18,277	$ 7,526